Commitments and Contingencies (Details Narrative) - USD ($)						1 Months Ended
	Jan. 26, 2022	Sep. 10, 2021	Aug. 11, 2021	Oct. 14, 2019	Apr. 12, 2019	Nov. 01, 2021	Nov. 30, 2019	Nov. 11, 2019
Asher Park LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Damages sought value			$ 66,651
Tate [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Damages sought value		$ 77,681
Capitol City Solutions USA, Inc. [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Damages sought value						$ 2,069,908
Settlement Agreement [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Litigation settlement expense	$ 35,000
Robert Holden [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Issuance of common shares under private placement, shares				3,800,000
Winfred Fields [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of common stock shares exchanged					650,000
Remaining number of shares					100,000
Number of shares forfeited							650,000
Winfred Fields [Member] | Exchange Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of common stock shares exchanged					750,000
Winfred Fields [Member] | Exchange Agreement [Member] | Promissory Note [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Notes Payable								$ 42,500